Pension and other post-employment benefits - Schedule of Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in plan assets
Non-current assets (note 11)	$ 84,490	$ 48,477
Pension benefits
Change in projected benefit obligation
Projected benefit obligation, beginning of year	647,092	627,668
Plan settlements	0	(3,226)
Service cost	13,625	11,725
Interest cost	33,260	33,633
Actuarial loss (gain)	(32,568)	20,085
Contributions from retirees	0	0
Medicare Part D	0	0
Benefits paid	(45,343)	(42,740)
Foreign exchange	(100)	(53)
Projected benefit obligation, end of year	615,966	647,092
Change in plan assets
Fair value of plan assets, beginning of year	610,209	568,982
Actual return on plan assets	33,371	65,235
Employer contributions	22,600	21,956
Plan settlements	(98)	(3,226)
Contributions from retirees	0	0
Medicare Part D subsidy receipts	0	0
Benefits paid	(45,343)	(42,740)
Foreign exchange	0	2
Fair value of plan assets, end of year	620,739	610,209
Funded (unfunded) status	4,773	(36,883)
Non-current assets (note 11)	32,608	12,598
Current liabilities	(1,647)	(1,416)
Non-current liabilities	(26,188)	(48,065)
Net amount recognized		(36,883)
Net amount recognized	4,773
OPEB
Change in projected benefit obligation
Projected benefit obligation, beginning of year	209,498	217,330
Plan settlements	0	0
Service cost	2,901	3,253
Interest cost	11,052	11,510
Actuarial loss (gain)	(11,106)	(10,913)
Contributions from retirees	2,018	2,189
Medicare Part D	314	355
Benefits paid	(13,596)	(14,226)
Foreign exchange	0	0
Projected benefit obligation, end of year	201,081	209,498
Change in plan assets
Fair value of plan assets, beginning of year	193,782	172,167
Actual return on plan assets	16,379	22,620
Employer contributions	2,801	10,677
Plan settlements	0	0
Contributions from retirees	2,018	2,189
Medicare Part D subsidy receipts	314	355
Benefits paid	(13,596)	(14,226)
Foreign exchange	0	0
Fair value of plan assets, end of year	201,698	193,782
Funded (unfunded) status	617	(15,716)
Non-current assets (note 11)	51,882	35,879
Current liabilities	(3,896)	(3,164)
Non-current liabilities	(47,369)	(48,431)
Net amount recognized		$ (15,716)
Net amount recognized	$ 617